INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
Income Tax Disclosure [Line Items]
Net Operating Loss	$ 5,230,000	$ 5,600,000	$ 2,850,000	$ 2,427,000	$ 1,799,000	$ 1,750,000	$ 1,308,000	$ 429,000	$ 476,000	$ 414,000
Year of Expiration	2034	2033	2032	2031	2030	2029	2028	2027	2026	2025